Annual Operating Expenses {- Fidelity Series Large Cap Stock Fund} - 06.30 Fidelity Series Large Cap Stock Fund PRO-08 - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 29, 2022
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none